Deferred Income and Mining Tax Liabilities and Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred income and mining tax liabilities
Property, plant and equipment	$ 669.8	$ 865.6
Investments held by environmental trust funds	2.1	2.7
Inventory	17.9	22.7
Other	13.8	18.1
Gross deferred income and mining tax liabilities	703.6	909.1
Provisions, including rehabilitation accruals	(109.9)	(118.8)
Tax losses	(187.8)	(211.1)
Unredeemed capital expenditure	(657.0)	(762.2)
Other	(2.3)	(7.1)
Gross deferred income and mining tax assets	(957.0)	(1,099.2)
Valuation allowance for deferred tax assets	505.7	435.5
Total deferred income and mining tax assets	(451.3)	(663.7)
Net deferred income and mining tax liabilities	252.3	245.4
Long-term liabilities	(254.1)	(263.2)
Long-term assets	1.8	17.8
Net deferred income and mining tax liabilities	$ (252.3)	$ (245.4)